Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 332.0
Net operating loss carry-forwards with have no expiration date	$ 268.0
Net Operating loss carry-forwards, expiration date	2029
Tax credit carry-forwards	$ 79.0
Tax credit carry-forwards, expiration date	2021
Effective income tax rate	30.10%	32.30%	29.70%
Unrecognized tax benefits related to prior years		$ 28.3
Unrecognized accrued interest and penalties	$ 6.9	$ 5.7
Net increase to income tax reserves for unrecognized tax benefits based on tax positions related to current and prior years	2.0
Unrecognized tax benefits reserve that would impact effective tax rate if released into income	30.3
Unrecognized tax benefits payable, current	7.9
Unrecognized tax benefits payable, non-current	22.4
Undistributed earnings of non-U.S. operations	4,300.0
Non-US Foreign Tax Credit Carryforwards
Income Taxes [Line Items]
Tax credit carry-forwards	$ 3.0
Tax credit carry-forwards, expiration date	2021
Minimum
Income Taxes [Line Items]
Effective income tax rate	20.00%
Maximum
Income Taxes [Line Items]
Effective income tax rate	30.00%